Financial Investments - Financial investments at amortised cost and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amortised cost	$ 436,959	$ 404,111
Fair value	446,705	406,647
US Treasury
Disclosure of financial assets [line items]
Amortised cost	79,633	54,941
Fair value	80,589	54,763
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	26,356	21,058
Fair value	26,387	20,580
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	8,070	12,867
Fair value	8,259	12,701
UK Government
Disclosure of financial assets [line items]
Amortised cost	28,621	20,576
Fair value	28,973	21,083
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	47,824	49,956
Fair value	47,820	49,955
Other governments
Disclosure of financial assets [line items]
Amortised cost	140,510	142,495
Fair value	142,511	144,099
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	2,954	3,579
Fair value	2,889	3,390
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	101,750	97,286
Fair value	107,364	98,419
Equities
Disclosure of financial assets [line items]
Amortised cost	1,241	1,353
Fair value	1,913	1,657
Debt securities issued by banks and other financial institutions
Disclosure of financial assets [line items]
Fair value	61,000	56,000
Debt securities issued by banks and other financial institutions, guaranteed by governments
Disclosure of financial assets [line items]
Fair value	$ 11,000	$ 8,000